Other financial liabilities (Tables)	12 Months Ended
Mar. 31, 2018
Other financial liabilities
Schedule of other financial liabilities

	March 31,
	2017	2018
Non-current
Share warrants	2,066	84
Contingent dividend	2,913	—

	4,979	84

Current
Due to employees	115,271	196,956
Share warrants	1,335,352	1,914,520
Liability for the acquisition of business (refer to Note 43)	—	904,727

Total	1,450,623	3,016,203